Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
PGIM Real Assets Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Accumulated Value	$ 9,449.77		$ 9,560.17	$ 9,808.98	$ 9,490.30	$ 10,491.29	$ 10,322.23	$ 13,127.55	$ 12,540.36	$ 12,264.98	$ 14,378.87	$ 15,706.37
PGIM Real Assets Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Accumulated Value	10,000.00		10,044.33	10,219.53	9,818.08	10,775.07	10,532.09	13,304.50	12,609.90	12,239.99	14,236.53	15,445.38
PGIM Real Assets Fund Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000.00		10,149.54	10,428.13	10,125.12	11,232.96	11,100.68	14,175.71	13,570.81	13,312.48	15,656.87	17,167.16
PGIM Real Assets Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000.00		10,158.34	10,446.29	10,149.03	11,280.44	11,147.70	14,244.85	13,666.58	13,413.37	15,789.45	17,342.48
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,450.908267390418	12,920.702583317365	13,869.88841379935	15,856.914769706695	17,396.70040028718	24,862.313868921134	21,229.667744932092	23,382.952201685926	32,272.466447206276	39,195.704968054124
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437.01852578497	10,531.19643115119	10,314.959003693453	11,502.126231428207	12,213.800367614718	12,155.403870370066	10,249.127408653238	10,285.631673513373	11,370.381461816789	12,070.674735127051
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Accumulated Value	10,000		10,219.384364568241	10,620.501782925723	10,457.64030207577	11,435.212442033364	10,850.000270278224	13,994.106061194154	12,747.80165537385	12,389.958152499894	13,939.285168351427	14,930.769914835038
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index
Accumulated Value	$ 10,000		$ 10,588.659385033605	$ 10,576.403157801884	$ 10,445.189430813942	$ 11,380.988428669401	$ 12,415.91867633637	$ 13,294.401787964161	$ 11,768.86197323998	$ 11,684.14981433922	$ 12,690.241880206911	$ 13,459.500378463636